Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (8,207)	$ (13,037)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation expense	4	4
Amortization of debt discounts and issuance costs	0	2,104
Stock-based compensation expense	148	388
Change in fair value of warrant liability	(3)	(182)
Change in operating lease right of use assets		53
Change in operating lease right of use assets	(105)
Change in operating assets and liabilities:
Prepaid expenses and other current assets	313	(547)
Accounts payable	(387)	2,159
Accrued expenses	(479)	125
Accrued expenses	105	(57)
Cash used in operating activities	(8,611)	(8,990)
Investing activities:
Purchase of property and equipment	0	(8)
Cash used in investing activities	0	(8)
Financing activities:
Advances from employees	0	190
Repayment of advances from employees	0	(195)
Proceeds from issuance of bridge promissory note	0	1,250
Proceeds from warrant exercise	762	12
Payment for fractional shares in connection with reverse stock split	(1)	0
Cash acquired in reverse recapitalization	0	941
Payment of reverse recapitalization costs	0	(2,984)
Payment of deferred stock issuance costs	(2,033)	(517)
Payment of debt issuance costs	0	(150)
Cash provided by financing activities	11,831	10,797
Net increase in cash and cash equivalents	3,220	1,799
Cash and cash equivalents at beginning of period	1,808	9
Cash and cash equivalents at end of period	5,028	1,808
Supplemental disclosure or noncash activities:
Issuance of stock for repayment of bridge loan	0	3,333
Recognition of debt discount and additional paid-in-capital for warrants issued in connection with promissory notes	0	532
Net liabilities acquired in connection with reverse recapitalization	0	3,881
Debt and deferred stock issuance costs included in accounts payable and accrued expenses	0	226
Issuance of stock for payment of reverse recapitalization costs	0	1,875
Issuance of warrants for payment of stock issuance costs	287	18
Through Financing
Financing activities:
Proceeds from issuance of common stock in financing transaction / under ATM facility	9,499	12,250
At The Market Offering
Financing activities:
Proceeds from issuance of common stock in financing transaction / under ATM facility	$ 3,604	$ 0